Guarantee Deposits - Summary of Guarantee Deposits (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Guarantee deposits [abstract]
Capacity guarantee	$ 13,346.6		$ 20,929.3
Receivables guarantee	2,427.5		5,560.0
Others	306.5		181.3
Guarantee deposits	16,080.6		26,670.6
Current portion (classified under accrued expenses and other current liabilities)	8,493.8		12,000.2
Noncurrent portion	7,586.8	$ 255.9	14,670.4
Guarantee deposits	$ 16,080.6		$ 26,670.6